 Exhibit 99.1

GSMSC Resecuritization Trust 2015-5R
Resecuritization Trust Securities, Series 2015-5R

Report To:
GS Mortgage Securities Corp.
Goldman, Sachs & Co.

23 June 2015

Ernst & Young LLPTel: +1 212 773 3000 5 Times Square ey.com New York, NY 1036
Report of Independent Accountants on Applying Agreed-Upon Procedures
GS Mortgage Securities Corp.
Goldman, Sachs & Co.
200 West Street
 New York, New York 10282
Re:	GSMSC Resecuritization Trust 2015-5R (the “Issuing Entity”) Resecuritization Trust Securities, Series 2015-5R (the “Securities”)
We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Deposited Underlying Certificates (as defined in Attachment A) that secure the Securities.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.
The procedures we performed and our associated findings are in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the information described below:
a.	Copies of the offering documents relating to the Deposited Underlying Certificates (the “Underlying Offering Documents”),
b.	Copies of the trust agreements relating to the Deposited Underlying Certificates (the “Underlying Trust Agreements”),
c.
Copies of certain trustee reports relating to the Deposited Underlying Certificates (the “Underlying Trustee Reports,” together with the Underlying Offering Documents and Underlying Trust Agreements, the “Underlying Transaction Documents”) for all distribution dates (each an “Underlying Distribution Date”) prior to the Underlying Distribution Date occurring in June 2015 and

d.	Instructions described in Attachment A relating to certain information on the Underlying Trustee Reports to perform the procedures described in Attachment A.

The procedures in Attachment A were limited to a recalculation of certain information that is further described in Attachment A.  The Depositor is responsible for providing the Underlying Transaction Documents.  We have addressed ourselves solely to the information and procedures in Attachment A and make no representation regarding the adequacy of the information in the Underlying Transaction Documents or regarding whether any material facts have been omitted therefrom.  Except as described in Attachment A, we were not requested to perform and we have not performed any further procedures with respect to the preparation or verification of any of the information set forth in the Underlying Transaction Documents and we make no representation as to the accuracy, completeness or reasonableness of the information contained therein.  We have not verified the accuracy, completeness or reasonableness of the information provided to us by the Depositor.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Deposited Underlying Certificates or Underlying Mortgage Loans (as defined in Attachment A), (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any information and assumptions provided to us by the Depositor.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (each, a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Deposited Underlying Certificates or Underlying Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Deposited Underlying Certificates,
iii.	Whether the originators of the Deposited Underlying Certificates or Underlying Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Deposited Underlying Certificates or Underlying Mortgage Loans that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

23 June 2015

Attachment A

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:
a.
The assets of the Issuing Entity consist primarily of two previously issued securities that are mortgage-loan asset backed certificates or home equity mortgage loan asset backed certificates (the “Deposited Underlying Certificates”) which are listed in the table below,

b.	Each Deposited Underlying Certificate represents a beneficial ownership interest in one of two trusts (together, the “Underlying Trusts”), which are listed in the table below, and
c.
The underlying mortgage loans (the “Underlying Mortgage Loans”) which are the assets of the Underlying Trusts primarily consist of pools of fixed-rate and adjustable-rate subprime mortgage loans secured by first- or second-lien mortgages.

Underlying Trust	Deposited Underlying Certificate
C-BASS Mortgage Loan Trust 2007-CB2	Class A1
Home Equity Mortgage Loan Asset-Backed Trust, Series INABS 2006-E	Class 1A-2

Procedures we performed and our associated findings

1.	Using:
a.	Information and calculation methodologies relating to the Deposited Underlying Certificates contained in the Underlying Transaction Documents and
b.
The information listed on Exhibit 1 to Attachment A, as applicable, that is contained on the Underlying Trustee Reports, which the Depositor instructed us to use for the procedures described in this Item 1., we recalculated:
i.	The distributions of principal and interest for the Deposited Underlying Certificates and
ii.	Any applicable writedowns for the Deposited Underlying Certificates corresponding to each Underlying Distribution Date prior to June 2015.  We compared the results of these recalculations to the corresponding information on each Underlying Trustee Report.  The results of our comparisons are shown on Exhibit 2 to Attachment A.

For the purpose of the procedures described above, we performed no procedures relating to the principal and interest amounts that are received by the Underlying Trusts, the realized loss calculations for the Underlying Mortgage Loans or the delinquency and cumulative loss amounts reported for the Underlying Mortgage Loans, all as shown on the Underlying Trustee Reports, for any Underlying Distribution Date or any of the information used from the Underlying Trustee Reports listed on Exhibit 1 to Attachment A.

Exhibit 1 to Attachment A

Information Used from the Underlying Trustee Reports

C-BASS Mortgage Loan Trust 2007-CB2 Trust
(for the Underlying Distribution Dates occurring in March 2007 through April 2013)

1.	Bond Payments
a.	Beginning Certificate Balance
b.	Principal Payment
c.	Principal Adjustment or Loss
d.	Ending Certificate Balance
e.	Interest Payment
f.	Pass-Through Rate
g.	Total P&I Payment

2.	Cash Reconciliation Summary
a.	Net Swap payment payable to the Swap Administrator
b.	Interest Summary – Other Interest Proceeds/Shortfalls – Prepayment Penalties

3.	Cash Reconciliation Group I
a.	Interest Summary
i.	Scheduled Interest
ii.	Remittance Interest
b.	Other Interest Proceeds/Shortfalls
i.	Other Interest Loss
ii.	Other Interest Proceeds
iii.	Net PPIS/Relief Act Shortfall
iv.	Modification Shortfall
v.	Other Interest Proceeds/Shortfalls
c.	Interest Adjusted
d.	Remittance Principal
e.	Beginning Principal Balance
f.	Ending Principal Balance

4.	Cash Reconciliation Group II
a.	Interest Summary
i.	Scheduled Interest
ii.	Remittance Interest
b.	Other Interest Proceeds/Shortfalls
i.	Other Interest Loss
ii.	Other Interest Proceeds
iii.	Net PPIS/Relief Act Shortfall
iv.	Modification Shortfall
v.	Other Interest Proceeds/Shortfalls
c.	Interest Adjusted
d.	Remittance Principal
e.	Beginning Principal Balance
f.	Ending Principal Balance

5.	Pool Detail and Performance Indicators Total (All Loans)
a.	Current Index Rate

Exhibit 1 to Attachment A

C-BASS Mortgage Loan Trust 2007-CB2 Trust
(for the Underlying Distribution Dates occurring in May 2013 through May 2015)

1.	Statement to Certificateholders
a.	Beginning Certificate Balance
b.	Principal Distribution
c.	Interest Distribution
d.	Total Distribution
e.	Applied Realized Loss Amount
f.	Ending Certificate Balance
g.	Index + Margin or Fixed Rate
h.	Index - Value

2.	Collateral / Remittance Summary – Group 1
a.	Pool Balance Information
i.	Beginning Balance
ii.	Ending Balance
b.	Principal Remittance – Total Principal Remittance
c.	Interest Remittance
i.	Gross Interest
ii.	Less: Total Retained Fees
iii.	Less: Relief Act Shortfalls
iv.	Less: Net Prepayment Interest Shortfall
v.	Net Interest Remittance from Servicer(s)
vi.	Prepayment Premiums
vii.	Other Funds
d.	Remittance to Trust

3.	Collateral / Remittance Summary – Group 2
a.	Pool Balance Information
i.	Beginning Balance
ii.	Ending Balance
b.	Principal Remittance – Total Principal Remittance
c.	Interest Remittance
i.	Gross Interest
ii.	Less: Total Retained Fees
iii.	Less: Relief Act Shortfalls
iv.	Less: Net Prepayment Interest Shortfall
v.	Net Interest Remittance from Servicer(s)
vi.	Prepayment Premiums
vii.	Other Funds
d.	Remittance to Trust

Exhibit 1 to Attachment A

Home Equity Mortgage Loan Asset-Backed Trust, Series INABS 2006-E

1.	Certificate Payment Report
a.	Prior Principal Balance
b.	Interest
c.	Principal
d.	Realized Loss
e.	Current Principal Balance
f.	Total Distribution

2.	Collection Account Report - Summary
a.	Principal Collections
b.	Principal Withdrawals
c.	Principal Other Accounts
d.	Total Net Principal
e.	Interest Collections
f.	Interest Withdrawals
g.	Interest Other Accounts
h.	Interest Fees
i.	Total Net Interest
j.	Total Available Funds for Distribution

3.	Collection Account Report – Interest - Collections
a.	Scheduled Interest
b.	Liquidation Interest
c.	Interest Realized Loss

4.	Collection Account Report – Interest - Withdrawals
a.	Interest Modification Loss (if available)
b.	Capitalized/Deferred Interest (if available)

5.	Collection Account Report – Interest – Other Accounts
a.	Interest Rate Swap Receipt
b.	Interest Rate Swap Payment

6.	Collateral Report - Collateral
a.	Principal Balance - Prior
b.	Principal Balance – Current

7.	Additional Collateral Information
a.	Net Prepayment Interest Shortfall

Exhibit 2 to Attachment A
Comparison Procedure Results

Transaction: C-BASS Mortgage Loan Trust 2007-CB2 Class: A-1 CUSIP: 1248MBAF2

		Interest			Principal			Writedown Amount
Period	Payment Date	Underlying Trustee Report Value	Recalculated Value	Difference	Underlying Trustee Report Value	Recalculated Value	Difference	Underlying Trustee Report Value	Recalculated Value	Difference
1	Mar-07	869,894.61	869,894.61	-	3,974,832.43	3,974,832.43	-	-	-	-
2	Apr-07	985,655.62	985,655.62	-	2,424,814.22	2,424,814.22	-	-	-	-
3	May-07	974,632.82	974,632.82	-	3,024,790.14	3,024,790.14	-	-	-	-
4	Jun-07	992,912.05	992,912.05	-	3,710,435.31	3,710,435.31	-	-	-	-
5	Jul-07	944,015.61	944,015.61	-	3,659,662.10	3,659,662.10	-	-	-	-
6	Aug-07	1,020,117.33	1,020,117.33	-	1,345,867.43	1,345,867.43	-	-	-	-
7	Sep-07	920,754.65	920,754.65	-	2,322,898.08	2,322,898.08	-	-	-	-
8	Oct-07	879,190.35	879,190.35	-	2,410,200.84	2,410,200.84	-	-	-	-
9	Nov-07	880,997.29	880,997.29	-	2,789,250.03	2,789,250.03	-	-	-	-
10	Dec-07	800,676.63	800,676.63	-	3,013,653.18	3,013,653.18	-	-	-	-
11	Jan-08	800,519.15	800,519.15	-	1,247,702.36	1,247,702.36	-	-	-	-
12	Feb-08	577,130.87	577,130.87	-	1,813,160.28	1,813,160.28	-	-	-	-
13	Mar-08	498,025.38	498,025.38	-	1,847,441.62	1,847,441.62	-	-	-	-
14	Apr-08	440,718.85	440,718.85	-	3,227,742.70	3,227,618.99	123.71	-	-	-
15	May-08	495,542.49	495,542.49	-	3,599,306.80	3,599,306.81	(0.01)	-	-	-
16	Jun-08	367,280.01	367,280.01	-	2,093,126.29	2,093,126.29	-	-	-	-
17	Jul-08	388,908.40	388,908.40	-	2,393,324.54	2,393,324.52	0.02	-	-	-
18	Aug-08	393,258.79	393,258.79	-	1,982,801.44	1,982,801.44	-	-	-	-
19	Sep-08	390,417.91	390,417.91	-	1,349,297.45	1,349,297.45	-	-	-	-
20	Oct-08	512,631.60	512,631.60	-	3,191,352.09	3,191,352.08	0.01	-	-	-
21	Nov-08	463,058.42	463,058.42	-	2,995,094.30	2,995,094.29	0.01	-	-	-
22	Dec-08	219,211.24	219,211.24	-	3,355,171.93	3,355,171.92	0.01	-	-	-
23	Jan-09	85,109.10	85,109.10	-	2,368,794.43	2,368,794.43	-	-	-	-
24	Feb-09	70,205.86	70,205.86	-	2,083,620.45	2,083,620.44	0.01	-	-	-
25	Mar-09	75,081.64	75,081.64	-	1,409,073.05	1,409,073.05	-	-	-	-
26	Apr-09	94,636.89	94,636.89	-	1,682,956.75	1,722,593.67	(39,636.92)	-	-	-
27	May-09	71,706.49	71,706.49	-	1,413,770.37	1,416,709.54	(2,939.17)	-	-	-
28	Jun-09	56,974.12	56,974.12	-	1,657,095.07	1,660,513.98	(3,418.91)	-	-	-
29	Jul-09	60,796.16	60,796.16	-	1,708,592.16	1,712,504.68	(3,912.52)	-	-	-
30	Aug-09	50,988.58	50,988.58	-	1,235,186.36	1,238,144.96	(2,958.60)	-	-	-
31	Sep-09	51,565.19	51,565.19	-	1,757,028.57	1,761,042.39	(4,013.82)	-	-	-
32	Oct-09	48,493.96	48,493.96	-	2,181,322.25	2,186,667.79	(5,345.54)	-	-	-
33	Nov-09	45,933.42	45,933.42	-	435,119.49	435,119.49	-	-	-	-
34	Dec-09	49,336.93	49,336.93	-	1,378,692.34	1,378,692.34	-	-	-	-
35	Jan-10	40,939.62	40,939.62	-	1,292,771.77	1,292,771.77	-	-	-	-
36	Feb-10	44,842.25	44,842.25	-	248,143.23	248,143.23	-	-	-	-
37	Mar-10	40,224.22	40,224.22	-	1,017,638.89	1,017,638.89	-	-	-	-
38	Apr-10	47,813.47	47,813.47	-	498,849.85	498,849.85	-	-	-	-
39	May-10	45,040.64	45,040.64	-	1,022,196.26	1,022,196.25	0.01	-	-	-
40	Jun-10	57,453.80	57,453.80	-	83,429.56	83,429.56	-	-	-	-
41	Jul-10	57,945.03	57,945.03	-	740,631.25	740,631.25	-	-	-	-
42	Aug-10	53,645.15	53,645.15	-	864,128.83	864,128.82	0.01	-	-	-
43	Sep-10	50,422.91	50,422.91	-	1,321,542.77	1,321,542.78	(0.01)	-	-	-
44	Oct-10	41,576.23	41,576.23	-	1,017,395.79	1,017,395.79	-	-	-	-
45	Nov-10	47,161.86	47,161.86	-	-	-	-	-	-	-
46	Dec-10	45,359.92	45,359.92	-	555,960.24	555,960.24	-	-	-	-
47	Jan-11	43,041.73	43,041.73	-	455,303.80	455,303.80	-	-	-	-
48	Feb-11	45,781.99	45,781.99	-	316,132.33	316,132.33	-	-	-	-
49	Mar-11	41,411.01	41,411.01	-	-	-	-	-	-	-
50	Apr-11	44,494.49	44,494.49	-	725,335.94	725,335.93	0.01	-	-	-
51	May-11	38,707.08	38,716.74	(9.66)	495,475.64	495,399.65	75.99	-	-	-
52	Jun-11	40,151.10	40,160.09	(8.99)	625,001.05	624,938.56	62.49	-	-	-
53	Jul-11	33,062.46	33,069.99	(7.53)	138,147.41	138,131.56	15.85	-	-	-
54	Aug-11	36,731.96	36,740.36	(8.40)	409,429.86	409,370.55	59.31	-	-	-
55	Sep-11	41,442.84	41,461.78	(18.94)	-	-	-	-	-	-
56	Oct-11	39,294.04	39,294.04	-	219,467.85	219,467.85	-	-	-	-
57	Nov-11	43,086.99	43,086.99	-	346,610.17	346,610.16	0.01	-	-	-
58	Dec-11	45,820.19	45,820.19	-	286,874.55	286,874.55	-	-	-	-
59	Jan-12	45,277.07	45,277.07	-	44,106.90	44,106.90	-	-	-	-
60	Feb-12	49,425.91	49,425.91	-	298,701.87	298,701.87	-	-	-	-
61	Mar-12	38,555.70	38,555.70	-	133,619.79	133,619.79	-	-	-	-
62	Apr-12	-	-	-	-	-	-	-	-	-
63	May-12	81,731.10	81,731.10	-	-	-	-	-	-	-
64	Jun-12	42,052.36	42,052.36	-	341,835.91	341,835.91	-	-	-	-
65	Jul-12	41,279.59	41,279.59	-	137,071.14	137,071.14	-	-	-	-
66	Aug-12	45,473.09	45,473.09	-	359,842.17	359,842.17	-	-	-	-
67	Sep-12	38,732.12	38,732.12	-	594,591.73	594,591.73	-	-	-	-
68	Oct-12	37,838.79	37,838.79	-	451,246.55	451,246.55	-	-	-	-
69	Nov-12	39,556.73	39,556.73	-	91,321.19	91,321.19	-	-	-	-
70	Dec-12	36,715.09	36,715.09	-	507,919.41	507,919.41	-	-	-	-
71	Jan-13	36,805.03	36,805.03	-	89,894.24	89,894.24	-	-	-	-
72	Feb-13	37,343.64	37,343.64	-	152,795.70	152,795.70	-	-	-	-
73	Mar-13	33,490.56	33,490.56	-	-	-	-	-	-	-
74	Apr-13	37,354.14	37,354.14	-	855,673.85	855,673.85	-	-	-	-
75	May-13	39,032.25	39,032.25	-	372,367.02	372,280.56	86.46	-	-	-
76	Jun-13	32,339.49	32,339.49	-	221,428.88	221,387.10	41.78	-	-	-
77	Jul-13	34,559.37	34,559.37	-	443,414.09	443,348.37	65.72	-	-	-
78	Aug-13	36,401.43	36,401.43	-	388,928.60	388,877.43	51.17	-	-	-
79	Sep-13	33,396.11	33,396.11	-	529,040.34	528,925.82	114.52	-	-	-
80	Oct-13	32,712.42	32,712.42	-	335,413.09	335,353.46	59.63	-	-	-
81	Nov-13	32,783.04	32,783.04	-	795,733.75	803,684.53	(7,950.78)	-	-	-
82	Dec-13	32,125.65	32,125.65	-	409,158.74	409,158.60	0.14	-	-	-
83	Jan-14	32,898.76	32,898.76	-	655,175.17	655,175.17	-	-	-	-
84	Feb-14	29,003.06	29,003.06	-	132,995.80	132,995.80	-	-	-	-
85	Mar-14	27,733.97	27,733.97	-	716,704.22	716,704.15	0.07	-	-	-
86	Apr-14	30,394.83	30,394.83	-	328,800.28	328,800.36	(0.08)	-	-	-
87	May-14	31,079.83	31,079.83	-	493,360.44	493,360.44	-	-	-	-
88	Jun-14	27,827.34	27,827.34	-	510,964.29	510,964.42	(0.13)	-	-	-
89	Jul-14	28,866.71	28,866.71	-	323,981.39	323,981.43	(0.04)	-	-	-
90	Aug-14	30,059.83	30,059.83	-	623,459.72	623,459.74	(0.02)	-	-	-
91	Sep-14	29,904.14	29,904.14	-	550,706.17	550,706.47	(0.30)	-	-	-
92	Oct-14	30,673.85	30,673.85	-	133,563.94	133,563.97	(0.03)	-	-	-
93	Nov-14	27,527.24	27,527.24	-	142,099.39	142,099.46	(0.07)	-	-	-
94	Dec-14	29,723.38	29,723.38	-	116,150.58	116,150.52	0.06	-	-	-
95	Jan-15	31,152.21	31,152.21	-	559,324.85	559,023.28	301.57	-	-	-
96	Feb-15	29,882.19	29,882.19	-	420,188.52	420,492.31	(303.79)	-	-	-
97	Mar-15	28,042.96	28,042.96	-	125,025.79	125,025.78	0.01	-	-	-
98	Apr-15	33,312.27	33,312.27	-	440,023.28	439,835.55	187.73	-	-	-
99	May-15	29,873.44	29,873.44	-	226,232.28	226,111.81	120.47	-	-	-

	Total	18,064,766.08	18,064,819.63	(53.55)	103,816,504.96	103,885,618.96	(69,114.00)	-	-	-

Transaction: Home Equity Mortgage Loan Asset-Backed Trust, Series INABS 2006-E Class: 1A-2 CUSIP: 43709XAB7

		Interest			Principal			Writedown Amount
Period	Payment Date	Underlying Trustee Report Value	Recalculated Value	Difference	Underlying Trustee Report Value	Recalculated Value	Difference	Underlying Trustee Report Value	Recalculated Value	Difference
1	Jan-07	1,411,215.48	1,411,215.48	-	1,597,773.20	1,597,773.20	-	-	-	-
2	Feb-07	927,914.75	927,914.75	-	2,286,422.77	2,286,422.77	-	-	-	-
3	Mar-07	802,215.73	802,215.73	-	1,433,805.38	1,433,805.39	(0.01)	-	-	-
4	Apr-07	852,993.04	852,993.04	-	2,387,602.80	2,387,602.80	-	-	-	-
5	May-07	842,129.45	842,129.45	-	3,013,233.27	3,013,233.27	-	-	-	-
6	Jun-07	855,892.01	856,033.21	(141.20)	2,621,678.21	2,621,678.21	-	-	-	-
7	Jul-07	816,350.75	816,490.60	(139.85)	2,366,751.39	2,366,751.39	-	-	-	-
8	Aug-07	885,987.26	886,294.07	(306.81)	2,805,134.00	2,805,134.01	(0.01)	-	-	-
9	Sep-07	792,194.41	792,498.63	(304.22)	2,274,145.32	2,274,145.33	(0.01)	-	-	-
10	Oct-07	755,179.39	755,556.61	(377.22)	1,545,645.27	1,545,645.26	0.01	-	-	-
11	Nov-07	759,260.70	759,479.78	(219.08)	3,123,115.91	3,123,115.91	-	-	-	-
12	Dec-07	687,288.28	687,288.28	-	2,775,972.80	2,775,972.81	(0.01)	-	-	-
13	Jan-08	686,342.82	686,342.82	-	3,175,701.92	3,175,701.93	(0.01)	-	-	-
14	Feb-08	488,645.70	488,645.70	-	2,692,789.23	2,692,789.23	-	-	-	-
15	Mar-08	418,653.04	418,653.04	-	2,400,609.89	2,400,609.88	0.01	-	-	-
16	Apr-08	368,586.09	368,586.09	-	2,701,596.69	2,701,596.69	-	-	-	-
17	May-08	414,343.65	414,343.65	-	2,685,428.70	2,685,428.69	0.01	-	-	-
18	Jun-08	307,849.73	307,849.73	-	2,168,731.36	2,168,731.37	(0.01)	-	-	-
19	Jul-08	325,043.28	325,043.28	-	1,526,343.18	1,526,343.18	-	-	-	-
20	Aug-08	329,737.49	329,737.49	-	1,603,861.51	1,603,861.52	(0.01)	-	-	-
21	Sep-08	327,477.69	327,477.69	-	2,600,960.42	2,600,960.41	0.01	-	-	-
22	Oct-08	425,430.68	425,430.68	-	1,662,319.89	1,662,319.89	-	-	-	-
23	Nov-08	386,970.53	386,970.53	-	1,507,887.78	1,507,887.79	(0.01)	-	-	-
24	Dec-08	184,830.04	184,830.04	-	2,078,692.08	2,078,692.08	-	-	-	-
25	Jan-09	72,506.76	72,506.76	-	2,815,403.07	2,815,403.07	-	-	-	-
26	Feb-09	59,527.63	59,527.63	-	1,987,479.01	1,987,479.01	-	-	-	-
27	Mar-09	63,465.12	63,465.12	-	459,275.67	459,275.68	(0.01)	-	-	-
28	Apr-09	80,385.16	80,385.16	-	795,985.91	795,985.91	-	-	-	-
29	May-09	61,265.45	61,265.45	-	1,224,465.59	1,224,465.59	-	-	-	-
30	Jun-09	48,790.41	48,790.41	-	716,056.95	716,056.95	-	-	-	-
31	Jul-09	52,334.17	52,334.17	-	1,060,835.98	1,060,835.98	-	-	-	-
32	Aug-09	44,059.58	44,059.58	-	1,913,970.60	1,913,970.60	-	-	-	-
33	Sep-09	44,283.07	44,283.07	-	1,084,383.20	1,084,383.21	(0.01)	-	-	-
34	Oct-09	41,806.66	41,806.66	-	1,256,845.38	1,256,845.38	-	-	-	-
35	Nov-09	39,794.27	39,794.27	-	896,435.39	896,435.39	-	-	-	-
36	Dec-09	42,573.90	42,573.90	-	1,013,876.41	1,013,876.41	-	-	-	-
37	Jan-10	35,379.90	35,379.90	-	1,225,099.70	1,225,099.71	(0.01)	-	-	-
38	Feb-10	38,714.19	38,714.19	-	980,035.63	980,035.63	-	-	-	-
39	Mar-10	34,509.20	34,509.20	-	752,367.13	752,367.13	-	-	-	-
40	Apr-10	41,032.27	41,032.27	-	1,324,672.58	1,324,672.57	0.01	-	-	-
41	May-10	38,339.50	38,339.50	-	357,574.72	357,574.71	0.01	-	-	-
42	Jun-10	49,012.31	49,012.31	-	770,991.51	770,991.50	0.01	-	-	-
43	Jul-10	49,133.49	49,133.49	-	42,075.08	42,075.07	0.01	-	-	-
44	Aug-10	45,732.41	45,732.41	-	499,415.66	499,415.66	-	-	-	-
45	Sep-10	43,145.10	43,145.10	-	532,663.57	532,663.57	-	-	-	-
46	Oct-10	35,763.77	35,763.77	-	331,249.73	331,249.93	(0.20)	-	-	-
47	Nov-10	40,756.21	40,756.21	-	927,648.17	927,648.17	-	-	-	-
48	Dec-10	38,888.31	38,888.31	-	691,921.51	691,921.51	-	-	-	-
49	Jan-11	36,820.90	36,820.90	-	562,155.46	562,155.46	-	-	-	-
50	Feb-11	39,104.75	39,104.75	-	512,357.54	512,357.53	0.01	-	-	-
51	Mar-11	35,292.87	35,292.87	-	672,054.39	672,054.40	(0.01)	-	-	-
52	Apr-11	37,680.99	37,680.99	-	1,099,500.41	1,099,500.41	-	-	-	-
53	May-11	32,687.78	32,687.78	-	645,515.46	645,515.46	-	-	-	-
54	Jun-11	33,862.18	33,862.18	-	782,326.70	782,326.70	-	-	-	-
55	Jul-11	27,827.92	27,827.92	-	432,329.03	432,329.03	-	-	-	-
56	Aug-11	30,824.77	30,824.77	-	480,041.32	480,041.32	-	-	-	-
57	Sep-11	34,694.00	34,694.00	-	262,873.50	262,873.51	(0.01)	-	-	-
58	Oct-11	32,780.71	32,780.71	-	408,088.63	408,088.63	-	-	-	-
59	Nov-11	35,856.75	35,856.75	-	714,417.71	714,417.71	-	-	-	-
60	Dec-11	37,963.78	37,963.78	-	466,661.56	466,661.56	-	-	-	-
61	Jan-12	37,392.68	37,392.68	-	315,844.93	315,844.93	-	-	-	-
62	Feb-12	40,732.07	40,732.07	-	430,257.96	430,257.96	-	-	-	-
63	Mar-12	31,750.55	31,750.55	-	341,030.06	341,030.06	-	-	-	-
64	Apr-12	33,710.63	33,710.63	-	681,839.50	681,839.51	(0.01)	-	-	-
65	May-12	33,230.51	33,230.51	-	1,056,981.83	1,056,981.82	0.01	-	-	-
66	Jun-12	33,993.46	33,993.46	-	557,704.93	557,704.93	-	-	-	-
67	Jul-12	33,282.42	33,282.42	-	246,998.67	246,998.67	-	-	-	-
68	Aug-12	36,613.50	36,613.50	-	1,049,050.79	1,049,050.80	(0.01)	-	-	-
69	Sep-12	30,966.72	30,966.72	-	380,148.33	380,148.33	-	-	-	-
70	Oct-12	30,300.68	30,300.68	-	199,705.72	199,705.73	(0.01)	-	-	-
71	Nov-12	31,732.64	31,732.64	-	460,738.40	460,738.40	-	-	-	-
72	Dec-12	29,344.48	29,344.48	-	801,903.29	801,903.30	(0.01)	-	-	-
73	Jan-13	29,296.57	29,296.57	-	659,786.83	659,786.83	-	-	-	-
74	Feb-13	29,558.43	29,558.43	-	476,951.52	476,951.51	0.01	-	-	-
75	Mar-13	26,415.83	26,415.83	-	567,849.19	567,849.19	-	-	-	-
76	Apr-13	29,291.76	29,291.76	-	755,903.46	755,903.45	0.01	-	-	-
77	May-13	30,583.46	30,583.46	-	764,766.06	764,766.06	-	-	-	-
78	Jun-13	25,223.52	25,223.52	-	592,434.87	592,434.86	0.01	-	-	-
79	Jul-13	26,838.09	26,838.09	-	968,830.81	968,830.80	0.01	-	-	-
80	Aug-13	28,087.76	28,087.76	-	380,370.75	380,370.76	(0.01)	-	-	-
81	Sep-13	25,753.22	25,753.22	-	140,809.19	140,809.18	0.01	-	-	-
82	Oct-13	25,301.77	25,301.77	-	677,564.01	677,564.01	-	-	-	-
83	Nov-13	25,254.89	25,254.89	-	443,785.31	443,785.32	(0.01)	-	-	-
84	Dec-13	24,796.01	24,796.01	-	282,427.29	282,427.29	-	-	-	-
85	Jan-14	25,402.30	25,402.30	-	520,921.21	520,921.21	-	-	-	-
86	Feb-14	22,396.98	22,396.98	-	274,041.76	286,824.40	(12,782.64)	-	-	-
87	Mar-14	21,380.27	21,380.27	-	137,954.58	137,954.57	0.01	-	-	-
88	Apr-14	-	-	-	-	-	-	-	-	-
89	May-14	-	0.03	(0.03)	-	-	-	-	-	-
90	Jun-14	-	0.20	(0.20)	-	-	-	-	-	-
91	Jul-14	68,452.91	68,452.70	0.21	77,808.72	77,808.91	(0.19)	-	-	-
92	Aug-14	23,576.15	23,576.15	-	246,955.96	246,955.96	-	-	-	-
93	Sep-14	23,513.42	23,513.42	-	309,089.39	309,089.38	0.01	-	-	-
94	Oct-14	24,149.86	24,149.86	-	127,073.63	127,073.64	(0.01)	-	-	-
95	Nov-14	21,670.13	21,670.13	-	296,129.03	296,129.02	0.01	-	-	-
96	Dec-14	23,347.16	23,347.16	-	173,313.07	173,313.07	-	-	-	-
97	Jan-15	24,427.80	24,427.80	-	453,462.20	453,534.87	(72.67)	-	-	-
98	Feb-15	23,427.85	23,427.85	-	227,659.82	227,659.81	0.01	-	-	-
99	Mar-15	22,006.00	22,006.00	-	464,972.78	464,972.78	-	-	-	-
100	Apr-15	26,031.25	26,031.25	-	518,978.44	519,145.92	(167.48)	-	-	-
101	May-15	23,288.48	22,744.78	543.70	280,784.75	281,392.13	(607.38)	-	-	-

	Total	17,711,650.44	17,712,595.18	(944.74)	103,078,081.87	103,091,712.44	(13,630.57)	-	-	-